RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Management fees	$ 7,964	$ 2,604
Base and Variable Fees
Statement [Line Items]
Management fees	1,069,000		$ 2,011,000
Discretionary Fees
Statement [Line Items]
Management fees	350,000		300,000
Commission Fees
Statement [Line Items]
Management fees	697,000		293,000
Termination Fee
Statement [Line Items]
Management fees	$ 5,848,000		$ 0